Financial instruments - financial and other risks - Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Accounts payable [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	$ 17,373	$ 23,122
Accrued expenses [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	33,661	41,452
Secured bank loans [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,012,333	1,001,087
Finance Lease [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,267,383	1,317,709
Unsecured Senior Notes due 2020 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	53,750
Unsecured Senior Notes due 2025 | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	28,100	0
Convertible Senior Notes Due 2022 [Member] | Financial liabilities at amortised cost, category [member] | Convertible Senior Notes Due 2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	203,500	203,500
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	250,592	202,303
Restricted cash [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	12,293	12,293
Loans and receivables, category [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	114,925	78,174
Investment in Associates | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,751	1,751
Sale Leaseback Transaction, Deposits [Member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	9,904	9,624
Level 1 of fair value hierarchy [member] | Accounts payable [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	17,373	23,122
Level 1 of fair value hierarchy [member] | Accrued expenses [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	33,661	41,452
Level 1 of fair value hierarchy [member] | Finance Lease [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,267,383	1,317,709
Level 1 of fair value hierarchy [member] | Unsecured Senior Notes due 2020 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	54,562
Level 1 of fair value hierarchy [member] | Unsecured Senior Notes due 2025 | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	26,864	0
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	250,592	202,303
Level 1 of fair value hierarchy [member] | Restricted cash [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	12,293	12,293
Level 1 of fair value hierarchy [member] | Loans and receivables, category [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	114,925	78,174
Level 1 of fair value hierarchy [member] | Sale Leaseback Transaction, Deposits [Member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	9,904	9,624
Level 2 of fair value hierarchy [member] | Secured bank loans [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,012,333	1,001,087
Level 2 of fair value hierarchy [member] | Convertible Senior Notes Due 2022 [Member] | Financial liabilities at amortised cost, category [member] | Convertible Senior Notes Due 2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	175,855	250,305
Level 2 of fair value hierarchy [member] | Lease liabilities [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	636,416	571,748
Financial liabilities, carrying value	633,550	569,974
Level 3 of fair value hierarchy [member] | Investment in Associates | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,751	1,751
Scorpio Pools [Member] | Receivables Due From Related Party [Member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	47,961	49,094
Scorpio Pools [Member] | Level 1 of fair value hierarchy [member] | Receivables Due From Related Party [Member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 47,961	$ 49,094